RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6. RELATED PARTY TRANSACTIONS

(a)	Revenue – related parties

For the six months ended June 30, 2024 and 2023, approximately $134,000 and $71,000, respectively, for sales of products were from Taoping alliance companies, of which TNM has equity investment of over 5% ownership.

(b)	Other revenue – related parties

Other revenue generated from related parties includes system maintenance service provided to Taoping affiliate customers, which was approximately $1,000 and $2,000, for the six months ended June 30, 2024 and 2023, respectively.

(c)	Amounts due to related parties

As of June 30, 2024 and December 31, 2023, the amounts due to related parties was approximately $1,582,000 and $3,038,000, respectively, which included borrowing from the major shareholder, Mr. Jianghuai Lin (“Mr. Lin”), of approximately $0.2 million and $0.9 million, respectively, for 2 years without interest and matures on September 4, 2024, and a loan balance of approximately $1.4 million (RMB10 million) and approximately $2.1 million (RMB15 million), respectively, from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matures on April 15, 2025.